Quarterly Holdings Report
for
Fidelity® Japan Smaller Companies Fund
July 31, 2026
JSC-NPRT3-0926
1.804823.122
Common Stocks - 98.6%
	Shares	Value ($)
JAPAN - 98.6%
Communication Services - 1.1%
Entertainment - 1.1%
Capcom Co Ltd (a)	206,100	5,177,308
Consumer Discretionary - 14.0%
Automobile Components - 2.2%
NHK Spring Co Ltd	100,100	2,219,174
Niterra Co Ltd	60,700	3,544,797
Toyo Tire Corp	152,200	4,037,017
		9,800,988
Automobiles - 1.1%
Mazda Motor Corp	637,300	4,646,293
Broadline Retail - 1.3%
Ryohin Keikaku Co Ltd	218,300	5,726,071
Distributors - 1.4%
Central Automotive Products Ltd	299,600	3,848,696
Doshisha Co Ltd	128,700	2,402,835
		6,251,531
Hotels, Restaurants & Leisure - 0.7%
Food & Life Cos Ltd	93,100	3,250,443
Household Durables - 2.7%
Panasonic Holdings Corp	435,500	11,515,695
Specialty Retail - 2.5%
Intermestic Inc	76,800	932,933
Sanrio Co Ltd (a)	653,000	5,239,750
USS Co Ltd	388,900	4,911,371
		11,084,054
Textiles, Apparel & Luxury Goods - 2.1%
Asics Corp	226,200	6,669,381
Fujibo Holdings Inc	108,300	2,327,683
		8,997,064
TOTAL CONSUMER DISCRETIONARY		61,272,139
Consumer Staples - 8.0%
Consumer Staples Distribution & Retail - 0.8%
Kato Sangyo Co Ltd	90,800	3,625,605
Food Products - 5.0%
Ajinomoto Co Inc	217,200	6,698,098
Kewpie Corp	260,350	7,440,252
Kotobuki Spirits Co Ltd (a)	495,400	7,898,353
		22,036,703
Household Products - 1.1%
Transaction Co Ltd	614,400	4,615,852
Personal Care Products - 1.1%
Kao Corp	229,300	4,713,509
TOTAL CONSUMER STAPLES		34,991,669
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Inpex Corp	275,600	6,352,213
Itochu Enex Co Ltd	243,800	3,306,915
TOTAL ENERGY		9,659,128
Financials - 14.8%
Banks - 8.1%
77 Bank Ltd/The	417,900	9,054,414
Hokuhoku Financial Group Inc (a)	357,100	16,522,585
Kyoto Financial Group Inc (a)	103,100	2,841,846
North Pacific Bank Ltd	991,600	7,109,261
		35,528,106
Financial Services - 2.2%
ORIX Corp	234,100	9,448,125
Insurance - 4.5%
Sompo Holdings Inc	208,600	9,261,139
T&D Holdings Inc	192,900	6,079,404
Tokio Marine Holdings Inc	88,600	4,515,623
		19,856,166
TOTAL FINANCIALS		64,832,397
Health Care - 2.5%
Health Care Providers & Services - 0.7%
As One Corp	227,100	3,421,944
Pharmaceuticals - 1.8%
Santen Pharmaceutical Co Ltd	259,100	3,058,988
Takeda Pharmaceutical Co Ltd	135,500	4,652,480
		7,711,468
TOTAL HEALTH CARE		11,133,412
Industrials - 29.4%
Building Products - 1.8%
Nichias Corp	252,600	5,235,455
Nihon Dengi Co Ltd	188,300	2,456,523
		7,691,978
Commercial Services & Supplies - 0.4%
Daiei Kankyo Co Ltd	97,200	2,273,915
Construction & Engineering - 4.2%
Fukuda Corp	93,600	2,258,224
Hazama Ando Corp	520,800	5,933,624
Hibiya Engineering Ltd	360,000	6,229,035
Meisei Industrial Co Ltd	208,400	2,645,277
Yurtec Corp	83,900	1,249,597
		18,315,757
Electrical Equipment - 3.0%
Furukawa Electric Co Ltd	278,200	5,308,592
SWCC Corp	88,300	6,086,716
Terasaki Electric Co Ltd (a)	65,100	1,639,323
		13,034,631
Ground Transportation - 1.8%
East Japan Railway Co	273,900	6,302,040
GO Inc (b)	83,000	1,459,685
		7,761,725
Machinery - 9.7%
Daifuku Co Ltd (a)	130,400	4,803,442
Ebara Corp	268,200	9,104,748
IHI Corp	319,900	5,593,437
Japan Steel Works Ltd/The	45,300	2,098,875
Kawasaki Heavy Industries Ltd	299,100	5,110,022
MISUMI Group Inc	178,250	4,240,740
Nippon Dry-Chemical Co Ltd	189,400	4,358,939
Takeuchi Manufacturing Co Ltd	158,500	7,339,543
		42,649,746
Professional Services - 3.4%
BayCurrent Inc	75,300	3,396,340
Funai Soken Holdings Inc	100	693
Visional Inc (b)	209,400	11,538,023
		14,935,056
Trading Companies & Distributors - 4.2%
Inaba Denki Sangyo Co Ltd	232,800	4,151,726
Mitani Corp	264,200	4,797,641
Senshu Electric Co Ltd	188,300	7,136,561
Totech Corp	89,500	2,157,231
		18,243,159
Transportation Infrastructure - 0.9%
Kamigumi Co Ltd	124,000	4,026,816
TOTAL INDUSTRIALS		128,932,783
Information Technology - 12.9%
Electronic Equipment, Instruments & Components - 2.4%
Azbil Corp	462,200	4,786,090
Ibiden Co Ltd	26,300	2,631,127
Maruwa Co Ltd/Aichi	8,700	2,945,868
		10,363,085
IT Services - 3.6%
Ad-sol Nissin Corp (a)	143,700	1,354,968
Argo Graphics Inc	523,700	4,469,722
NEC Corp	114,300	3,396,844
NSD Co Ltd	205,200	3,666,031
TechMatrix Corp	229,100	2,953,252
		15,840,817
Semiconductors & Semiconductor Equipment - 6.9%
Kioxia Holdings Corp (b)	57,000	15,887,977
Renesas Electronics Corp	416,500	8,348,225
Shibaura Mechatronics Corp	235,100	6,263,641
		30,499,843
TOTAL INFORMATION TECHNOLOGY		56,703,745
Materials - 9.6%
Chemicals - 6.9%
C Uyemura & Co Ltd	37,800	5,246,034
Chugoku Marine Paints Ltd	149,900	3,343,107
Mitsubishi Gas Chemical Co Inc	101,200	2,614,026
Nitto Denko Corp	179,200	3,784,062
NOF Corp	174,900	3,038,958
Osaka Soda Co Ltd	468,800	5,133,187
Resonac Holdings Corp (a)	51,700	4,306,565
Tokyo Ohka Kogyo Co Ltd (a)	55,600	3,011,177
		30,477,116
Construction Materials - 1.0%
Maeda Kosen Co Ltd	340,500	4,193,943
Metals & Mining - 1.7%
Yamato Kogyo Co Ltd	87,400	7,357,699
TOTAL MATERIALS		42,028,758
Real Estate - 2.7%
Real Estate Management & Development - 2.7%
Katitas Co Ltd	168,400	3,568,037
Starts Corp Inc	119,300	3,537,565
Sumitomo Realty & Development Co Ltd	207,200	4,644,251
TOTAL REAL ESTATE		11,749,853
Utilities - 1.4%
Electric Utilities - 1.0%
Shikoku Electric Power Co Inc	424,800	4,408,249
Gas Utilities - 0.4%
Hokkaido Gas Co Ltd	413,100	1,988,394
TOTAL UTILITIES		6,396,643
TOTAL JAPAN		432,877,835
TOTAL COMMON STOCKS (Cost $293,468,690)		432,877,835

Money Market Funds - 8.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	725,092	725,237
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	35,223,137	35,226,659
TOTAL MONEY MARKET FUNDS (Cost $35,951,830)			35,951,896

TOTAL INVESTMENT IN SECURITIES - 106.8% (Cost $329,420,520)	468,829,731
NET OTHER ASSETS (LIABILITIES) - (6.8)%	(29,970,442)
NET ASSETS - 100.0%	438,859,289

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,764,393.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	194,071	14,084,964	13,553,849	11,647	(15)	66	725,237	725,092
Fidelity Securities Lending Cash Central Fund	16,332,834	141,822,657	122,928,788	116,639	(44)	-	35,226,659	35,223,137
	16,526,905	155,907,621	136,482,637	128,286	(59)	66	35,951,896

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.